Other Equity Instruments (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Summary of Other Equity Instruments

	Interest rate		30 June 2023	31 December 2022
	%	Next call date	£m	£m
AT1 securities:
- £500m Perpetual Capital Securities	6.75	June 2024	496	496
- £500m Perpetual Capital Securities	6.30	March 2025	500	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
			1,956	1,956